Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled RSUs and ESOPs Outstanding (Details) - 2015 Stock Incentive Compensation Plan	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options oustanding, No. of shares arising out of options | shares	4,717,322	4,159,023
Options outstanding, Weighted average remaining contractual life | shares	2.57	3.38
Options outstanding, Weighted average exercise price	$ 3.18	$ 4.61
0.08 (RSU)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 0.08
Options oustanding, No. of shares arising out of options | shares	3,750,409
Options outstanding, Weighted average remaining contractual life | shares	1.89
Options outstanding, Weighted average exercise price	$ 0.07
13 - 17 (ESOP)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options oustanding, No. of shares arising out of options | shares	966,913
Options outstanding, Weighted average remaining contractual life | shares	6.60
Options outstanding, Weighted average exercise price	$ 15.23
13 - 17 (ESOP) | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	13
13 - 17 (ESOP) | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 17
0.07 (RSU)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		$ 0.07
Options oustanding, No. of shares arising out of options | shares		2,961,373
Options outstanding, Weighted average remaining contractual life | shares		1.88
Options outstanding, Weighted average exercise price		$ 0.07
14 - 16 (ESOP)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options oustanding, No. of shares arising out of options | shares		1,197,650
Options outstanding, Weighted average remaining contractual life | shares		7.09
Options outstanding, Weighted average exercise price		$ 15.83
14 - 16 (ESOP) | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		14
14 - 16 (ESOP) | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		$ 16